Income Taxes (Components of Loss Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Components Of Income Loss Before Income Taxes [Line Items]
(Loss) income from continuing operations	$ 1,585	$ (4,776)	$ (2,253)
(Loss) from discontinued operations - PRC			(348)
Net Loss	1,585	(4,776)	(2,601)
HONG KONG [Member]
Components Of Income Loss Before Income Taxes [Line Items]
(Loss) income from continuing operations	(2)	(2)	(2)
Macao [Member]
Components Of Income Loss Before Income Taxes [Line Items]
(Loss) income from continuing operations	189	840	292
CHINA [Member]
Components Of Income Loss Before Income Taxes [Line Items]
(Loss) income from continuing operations	1,398	(5,614)	(2,543)
(Loss) from discontinued operations - PRC			$ (348)